Short-Term Loans and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Short-term loans consisting of bank borrowings	¥ 319	¥ 4,641
Weighted average interest rate on short-term loans outstanding	4.00%	2.72%